Operations and Principal Activities - consolidated financial information of the Group's VIE (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Current assets:
Cash and cash equivalents	¥ 2,106,639		¥ 4,525,852		$ 296,714
Short-term investments	1,769,822		787,259		249,274
Trade receivables	664,615		834,251		93,609
Amounts due from related parties	18,319		24,798		2,580
Prepayments and other current assets	232,016		199,249		32,679
Non-current assets:
Property and equipment, net	10,849		7,290		1,528
Intangible assets, net	122,645		80,237		17,274
Goodwill	191,077		126,344		26,913
Right-of-use assets	40,200		100,119		5,664
Other non-current assets	7,989		22,450		1,125
Total assets	6,795,272		7,656,239		957,094
Current liabilities
Accounts payable and accrued liabilities	1,038,531		916,112		146,274
Salary and welfare payables	342,125		283,546		48,187
Taxes payable	21,394		25,975		3,013
Contract liabilities	303,574		355,626		42,758
Short-term lease liabilities	42,089		53,190		5,929
Non-current liabilities
Long-term lease liabilities	3,642		43,367		513
Other non-current liabilities	121,958		82,133		17,177
Total liabilities	2,093,662		1,961,971		$ 294,886
Gross Profit	2,295,848	$ 323,363	1,808,052	¥ 1,553,901
Operating Expenses	3,368,073	474,383	3,411,803	2,944,610
Other income	49,236	6,935	5,983	(4,391)
Loss before income tax	(827,696)	(116,578)	(1,564,220)	(1,293,437)
Income tax expense	(11,832)	(1,667)	(14,183)	(5,443)
Net loss	(839,528)	(118,245)	(1,578,403)	(1,298,880)
Net loss attributable to noncontrolling interests	4,113	579	2,754
Net cash provided by/(used in) operating activities	(415,500)	(58,525)	(1,114,954)	(440,234)
Purchases of short-term investments	(7,533,252)	(1,061,038)	(10,546,256)	(6,418,000)
Proceeds of maturities of short-term investments	6,584,256	927,373	12,046,130	5,234,592
Net cash (used in)/provided by investing activities	(1,681,140)	(236,784)	3,490,467	(3,136,503)
Net increase/(decrease) in cash and cash equivalents	(2,419,213)	(340,739)	2,368,691	1,199,341
Cash and cash equivalents at beginning of the year	4,525,852	637,453	2,157,161	957,820
Cash and cash equivalents at end of the year	¥ 2,106,639	$ 296,714	¥ 4,525,852	2,157,161
Other Liability, Related Party, Type [Extensible Enumeration]	srt:AffiliatedEntityMember		srt:AffiliatedEntityMember		srt:AffiliatedEntityMember
Related Party
Current liabilities
Other current liabilities	¥ 26,032		¥ 24,861		$ 3,667
Nonrelated Party
Current liabilities
Other current liabilities	171,743		165,531		$ 24,189
VIE
Current assets:
Cash and cash equivalents	358,635		250,759
Short-term investments	85,301		38,500
Trade receivables	115,888		121,796
Amounts due from Group companies	34,099		8,671
Prepayments and other current assets	81,290		68,491
Non-current assets:
Property and equipment, net	489		813
Intangible assets, net	107,481		66,124
Goodwill	168,246		103,514
Right-of-use assets	4,205		4,772
Other non-current assets	7,855		8,943
Total assets	965,358		694,396
Current liabilities
Accounts payable and accrued liabilities	275,469		187,595
Salary and welfare payables	22,415		10,132
Taxes payable	10,708		3,925
Contract liabilities	231,308		269,425
Amounts due to Group companies	274,808		145,247
Short-term lease liabilities	1,477		2,428
Non-current liabilities
Long-term lease liabilities	2,003		2,525
Deferred tax liabilities	19,919		8,555
Other non-current liabilities	87,368		30,373
Total liabilities	952,509		699,196
Inter-company revenues	485		866	196
Third-party revenues	2,445,830		1,548,003	766,032
Inter-company cost	(804,488)		(582,440)	(330,486)
Third-party cost	(845,458)		(618,365)	(373,390)
Gross Profit	796,369		348,064	62,352
Operating Expenses	(847,972)		(361,723)	(85,017)
Other income	20,302		9,452	4,834
Loss before income tax	(31,301)		(4,207)	(17,831)
Income tax expense	(7,070)		(6,948)	(3,435)
Net loss	(38,371)		(11,155)	(21,266)
Net loss attributable to noncontrolling interests	1,758		128
Net loss attributable to Zhihu Inc.'s shareholders	(36,613)		(11,027)	(21,266)
Purchases of goods and services from Group Companies	(878,010)		(906,100)	(45,579)
Operating activities with external parties	1,093,734		727,853	432,031
Net cash provided by/(used in) operating activities	215,724		(178,247)	386,452
Purchases of short-term investments	(431,000)		(1,513,535)	(870,000)
Proceeds of maturities of short-term investments	387,014		1,924,071	490,000
Other investing activities with external parties	(63,862)		(40,843)	(33,626)
Net cash (used in)/provided by investing activities	(107,848)		369,693	(413,626)
Net increase/(decrease) in cash and cash equivalents	107,876		191,446	(27,174)
Cash and cash equivalents at beginning of the year	250,759		59,313	86,487
Cash and cash equivalents at end of the year	358,635		250,759	59,313
Registered Capital	23,900		22,900
Amount Service fee incurred paid	857,400		572,300	330,500
VIE | Related Party
Current assets:
Amounts due from related parties	1,869		22,013
Current liabilities
Other current liabilities	2,787		16,000
Non-current liabilities
Unsettled balances of service fess	130,800		54,600
VIE | Nonrelated Party
Current liabilities
Other current liabilities	24,247		22,991
VIE | WFOE
Non-current liabilities
Cash paid	¥ 834,500		¥ 896,300	¥ 45,600